Investment Objectives and Goals	Jul. 08, 2026
Sprott Copper Miners ETF
Prospectus [Line Items]
Risk/Return [Heading]	Sprott Copper Miners ETF (COPP)
Objective, Primary [Text Block]

In connection with the change in rebalancing frequency for each Fund’s underlying index (as defined in each Fund’s respective investment objective) from a semi-annual basis to a quarterly basis effective September 21, 2026:

Sprott Critical Materials ETF
Prospectus [Line Items]
Risk/Return [Heading]	Sprott Critical Materials ETF (SETM)
Sprott Junior Copper Miners ETF
Prospectus [Line Items]
Risk/Return [Heading]	Sprott Junior Copper Miners ETF (COPJ)
Sprott Junior Uranium Miners ETF
Prospectus [Line Items]
Risk/Return [Heading]	Sprott Junior Uranium Miners ETF (URNJ)
Sprott Lithium Miners ETF
Prospectus [Line Items]
Risk/Return [Heading]	Sprott Lithium Miners ETF (LITP)
Sprott Nickel Miners ETF
Prospectus [Line Items]
Risk/Return [Heading]	Sprott Nickel Miners ETF (NIKL)
Sprott Silver Miners & Physical Silver ETF
Prospectus [Line Items]
Risk/Return [Heading]	Sprott Silver Miners & Physical Silver ETF (SLVR) (each a “Fund” and together the “Funds”)